UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: December 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

FORM N-Q

DECEMBER 31, 2014

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited)	December 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 94.5%
Alabama - 0.3%
Clarke & Mobile County, AL, Gas District, Gas Revenue, AMBAC	5.250%	1/1/24	$1,935,000	$1,974,551	(a)
Jefferson County, AL, Sewer Revenue	5.000%	10/1/22	2,000,000	2,243,420
Jefferson County, AL, Sewer Revenue, Warrants	5.000%	10/1/23	4,000,000	4,492,880

Total Alabama				8,710,851

Arizona - 0.2%
Phoenix, AZ, Civic Improvement Corp., Wastewater System Revenue, Junior Lien	5.000%	7/1/27	4,000,000	4,877,600

California - 14.6%
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/28	1,100,000	1,269,917
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/29	1,255,000	1,443,375
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/30	1,700,000	1,947,775
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/31	1,850,000	2,111,627
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area	0.740%	10/1/19	10,000,000	10,150,900	(b)(c)
San Francisco Bay Area	0.940%	5/1/23	37,000,000	37,310,800	(b)(c)
San Francisco Bay Area	1.140%	4/1/24	10,000,000	10,190,900	(b)(c)
California Health Facilities Financing Authority Revenue, Stanford Hospital	5.000%	11/15/25	27,465,000	31,931,908
California State Economic Recovery, GO	5.000%	7/1/20	35,000,000	40,841,850	(a)(d)
California State PCFA, Water Furnishing Revenue	5.000%	7/1/27	8,190,000	9,061,006	(e)(f)
California State PCFA, Water Furnishing Revenue	5.000%	7/1/27	3,665,000	3,842,019	(f)
California State Public Works Board, Lease Revenue:
Department of Corrections	5.250%	9/1/16	4,245,000	4,259,773
Various Capital Projects	5.250%	10/1/25	4,000,000	4,801,400
Various Capital Projects	5.250%	10/1/26	4,385,000	5,251,301
Various Capital Projects	5.000%	10/1/27	5,180,000	6,069,147
California Statewide CDA Revenue, John Muir Health	5.000%	7/1/29	6,660,000	7,531,528
California Statewide CDA, Student Housing Revenue, Provident Group - Pomona Properties LLC	5.600%	1/15/36	9,000,000	9,063,360
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.250%	11/15/23	3,975,000	4,717,053
Los Angeles, CA, Convention & Exhibition Center Authority, Lease Revenue	5.125%	8/15/22	7,250,000	8,216,135
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	19,900,000	25,630,603
Modesto, CA, Irrigation District Financing Authority, Electric System Revenue	5.000%	10/1/27	10,000,000	11,169,200
Northern, CA, Power Agency Revenue	5.000%	7/1/21	1,575,000	1,828,150
Northern, CA, Power Agency Revenue:
Lodi Energy Center	5.000%	6/1/19	2,000,000	2,283,360
Lodi Energy Center	5.000%	6/1/20	2,000,000	2,298,040
Lodi Energy Center	5.000%	6/1/25	15,805,000	18,058,635
Palomar, CA, Pomerado Health Care District, COP	6.625%	11/1/29	10,000,000	10,811,800
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax	5.250%	6/1/26	4,700,000	5,794,160
Sacramento, CA, Cogeneration Authority Project Revenue:
Procter & Gamble Project	5.000%	7/1/18	800,000	897,360
Procter & Gamble Project	5.000%	7/1/19	900,000	1,027,755
Procter & Gamble Project	5.250%	7/1/20	1,250,000	1,466,475

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Procter & Gamble Project	5.250%	7/1/21	$1,000,000	$1,188,070
San Bernardino County, CA, COP:
Arrowhead Project	5.500%	8/1/21	11,855,000	13,725,482
Arrowhead Project	5.000%	8/1/22	8,755,000	9,794,831
Arrowhead Project	5.125%	8/1/24	10,000,000	11,167,900
San Francisco, CA, City & County Airports Commission, International Airport Revenue	4.900%	5/1/29	42,250,000	48,500,887
Southern California Public Power Authority, Natural Gas Project Revenue, Project Number 1	5.250%	11/1/26	2,000,000	2,381,200

Total California				368,035,682

Colorado - 3.2%
Colorado Health Facilities Authority Revenue:
Sisters of Charity Leavenworth Health System Inc.	5.250%	1/1/25	12,735,000	14,821,248
Sisters of Charity Leavenworth Health System Inc.	5.000%	1/1/30	13,500,000	15,296,310
E-470 Public Highway Authority Revenue, CO	5.250%	9/1/25	7,105,000	8,201,728
E-470 Public Highway Authority Revenue, CO	5.375%	9/1/26	3,000,000	3,472,500
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.125%	11/15/23	14,210,000	17,516,809
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.250%	11/15/28	8,000,000	10,155,760
Regional Transportation District, CO, COP	5.000%	6/1/25	10,000,000	11,391,400

Total Colorado				80,855,755

Connecticut - 0.6%
Connecticut State, GO	0.690%	9/15/17	7,000,000	7,052,920	(b)(c)
Connecticut State, GO	0.810%	9/15/18	3,000,000	3,037,050	(b)
Connecticut State, GO	0.960%	9/15/19	4,000,000	4,072,600	(b)

Total Connecticut				14,162,570

Florida - 7.0%
Broward County, FL, Airport System Revenue	5.000%	10/1/24	3,000,000	3,447,120
Broward County, FL, Airport System Revenue	5.375%	10/1/29	12,000,000	13,862,160
Citizens Property Insurance Corp., FL	5.000%	6/1/16	25,000,000	26,537,750
Citizens Property Insurance Corp., FL	5.375%	6/1/16	20,000,000	21,320,200
Citizens Property Insurance Corp., FL	5.250%	6/1/17	5,000,000	5,508,250
Cityplace, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/22	1,860,000	2,083,423
Florida State Municipal Loan Council Revenue, NATL	5.250%	11/1/16	265,000	265,853
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville	5.000%	10/1/25	4,750,000	5,595,025
Lee County, FL, Airport Revenue:
Assured Guaranty	5.000%	10/1/21	12,245,000	13,821,666	(e)
Assured Guaranty	5.000%	10/1/22	8,000,000	9,046,880	(e)
Miami-Dade County, FL, Aviation Revenue:
Miami International Airport	5.500%	10/1/27	3,000,000	3,399,240	(e)
Miami International Airport	5.000%	10/1/29	5,000,000	5,767,900
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/24	3,000,000	3,615,840
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/25	3,730,000	4,467,869
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/26	1,700,000	2,025,278
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/27	2,350,000	2,784,539

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/28	$1,000,000	$1,180,340
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/30	2,500,000	2,923,625
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/31	2,750,000	3,201,138
Miami-Dade County, FL, Expressway Authority Toll System Revenue, Assured Guaranty	3.000%	7/1/16	1,205,000	1,248,452
Miami-Dade County, FL, School Board, COP	5.000%	2/1/24	8,000,000	8,883,760
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc.	5.250%	10/1/21	6,935,000	8,019,773
Orlando Health Inc.	5.250%	10/1/22	7,095,000	8,208,276
Orlando Health Inc.	5.125%	10/1/26	4,050,000	4,579,902
Palm Beach County, FL, Solid Waste Authority Revenue	5.000%	10/1/24	3,500,000	4,018,210
Palm Beach County, FL, Solid Waste Authority Revenue	5.000%	10/1/25	3,350,000	3,842,684
Palm Beach County, FL, Solid Waste Authority Revenue	5.000%	10/1/27	1,155,000	1,321,482
South Broward, FL, Hospital District Revenue	5.000%	5/1/28	5,920,000	6,515,552
Sterling Hill, FL, Community Development District	5.500%	11/1/10	610,000	384,300	(g)

Total Florida				177,876,487

Georgia - 2.7%
Atlanta & Fulton County, GA, Recreational Authority Revenue:
Zoo	5.000%	12/1/19	1,770,000	1,981,780
Zoo	5.000%	12/1/20	1,860,000	2,083,126
Atlanta, GA, Water & Wastewater Revenue	6.000%	11/1/23	5,465,000	6,570,296
Atlanta, GA, Water & Wastewater Revenue	6.000%	11/1/24	15,885,000	19,081,380
Burke County, GA, Development Authority, PCR, Oglethorpe Power Corp.	7.000%	1/1/23	5,000,000	5,705,500
De Kalb County, GA, Water & Sewer Revenue	5.250%	10/1/26	2,500,000	2,962,825
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.000%	7/1/29	6,000,000	6,974,460
Georgia State Higher EFA Revenue, USG Real Estate Foundation II LLC Project	5.375%	6/15/29	3,000,000	3,435,120
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/18	5,000,000	5,523,500
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/21	7,110,000	8,097,295
Main Street Natural Gas Inc., GA, Gas Revenue	5.250%	9/15/19	1,500,000	1,733,985
Private Colleges & Universities Authority, GA, Revenue, Savannah College of Art & Design Inc. Project	5.000%	4/1/28	2,000,000	2,278,940
Savannah, GA, Downtown Authority Revenue, Refunding, Chatham County Projects, NATL	5.000%	1/1/19	660,000	688,842

Total Georgia				67,117,049

Illinois - 4.2%
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago:
Green Bond	5.000%	12/1/25	1,235,000	1,506,749	(h)
Green Bond	5.000%	12/1/26	1,275,000	1,545,581	(h)
Green Bond	5.000%	12/1/27	1,360,000	1,640,690	(h)
Green Bond	5.000%	12/1/28	1,425,000	1,712,209	(h)
Green Bond	5.000%	12/1/30	1,575,000	1,877,321	(h)
Green Bond	5.000%	12/1/31	1,650,000	1,958,864	(h)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Green Bond	5.000%	12/1/32	$1,735,000	$2,051,551	(h)
Green Bond	5.000%	12/1/33	1,820,000	2,143,469	(h)
Green Bond	5.000%	12/1/34	1,910,000	2,240,487	(h)
Chicago, IL, O’Hare International Airport Revenue	5.250%	1/1/19	5,625,000	6,428,812	(e)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/22	4,000,000	4,649,320
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/30	1,635,000	1,886,708
Second Lien	5.000%	1/1/31	1,500,000	1,723,305
Second Lien	5.000%	1/1/32	1,000,000	1,141,280
Second Lien	5.000%	1/1/33	1,035,000	1,168,277
Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/30	1,785,000	2,081,667
Second Lien Project	5.000%	11/1/31	2,000,000	2,321,340
Second Lien Project	5.000%	11/1/33	1,500,000	1,708,275
Second Lien Project	5.000%	11/1/34	1,000,000	1,130,800
Glendale Heights, IL, Hospital Revenue, Refunding Glendale Heights Project	7.100%	12/1/15	720,000	765,058	(i)
Illinois Finance Authority Revenue:
AGM	5.250%	1/1/22	2,000,000	2,192,160
Edward Hospital, AMBAC	6.000%	2/1/28	1,000,000	1,123,260
Memorial Health System	5.250%	4/1/29	11,000,000	12,311,640
Rush University Medical Center	6.375%	11/1/29	3,000,000	3,544,530
Illinois State Sports Facilities Authority Revenue:
State Tax Supported	5.250%	6/15/30	5,000,000	5,865,050
State Tax Supported, AGM	5.250%	6/15/31	8,000,000	9,348,480
State Tax Supported, AGM	5.250%	6/15/32	9,500,000	11,000,525
Illinois State Unemployment Insurance Fund, Building Receipts Revenue	5.000%	6/15/18	5,000,000	5,412,900
Illinois State Unemployment Insurance Fund, Building Receipts Revenue	5.000%	12/15/18	4,000,000	4,245,680
Illinois State Unemployment Insurance Fund, Building Receipts Revenue	5.000%	6/15/19	4,000,000	4,083,440
Illinois State Unemployment Insurance Fund, Building Receipts Revenue	5.000%	12/15/19	1,500,000	1,531,290
University of Illinois:
COPS	5.000%	3/15/25	1,250,000	1,470,350
COPS	5.000%	3/15/26	1,800,000	2,104,578

Total Illinois				105,915,646

Indiana - 3.1%
Indiana Municipal Power Agency, Power Supply Systems Revenue	5.375%	1/1/25	4,000,000	4,574,200
Indiana Municipal Power Agency, Power Supply Systems Revenue	5.500%	1/1/26	5,480,000	6,306,713
Indiana Municipal Power Agency, Power Supply Systems Revenue	5.500%	1/1/27	3,460,000	3,974,744
Indiana State Finance Authority Revenue, Trinity Health Credit Group	5.000%	12/1/28	5,000,000	5,750,000
Indiana State Finance Authority, Environmental Revenue, U.S. Steel Corp.	6.000%	12/1/19	12,000,000	13,397,640
Indiana State Toll Road Commission, Toll Road Revenue	9.000%	1/1/15	995,000	995,000	(i)
Indianapolis, IN, Thermal Energy System, Multi-Mode	5.000%	10/1/23	19,625,000	22,027,492
Jasper County, IN, PCR:
Northern Indiana Public Service, AMBAC	5.700%	7/1/17	5,000,000	5,517,050
Northern Indiana Public Service, NATL	5.850%	4/1/19	3,000,000	3,464,130
North Manchester, IN, EDR:
Peabody Retirement Community Project	1.000%	12/1/45	894,164	17,883	(j)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indiana - (continued)
Peabody Retirement Community Project	6.050%	12/1/45	$1,038,384	$520,511	(b)
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	5.875%	1/1/24	1,500,000	1,690,035	(e)
Whiting, IN, Environmental Facilities Revenue, BP Products North America Inc.	5.250%	1/1/21	8,000,000	9,405,680

Total Indiana				77,641,078

Iowa - 2.3%
Iowa Finance Authority Health Care Facilities Revenue:
Genesis Health Systems	5.000%	7/1/18	2,775,000	3,114,743
Genesis Health Systems	5.000%	7/1/19	4,075,000	4,647,782
Genesis Health Systems	5.000%	7/1/20	2,500,000	2,880,825
Genesis Health Systems	5.000%	7/1/21	4,170,000	4,758,721
Iowa Finance Authority Health Facilities Revenue:
Central Iowa Health System, Assured Guaranty	5.000%	2/15/17	1,600,000	1,737,040
Central Iowa Health System, Assured Guaranty	5.000%	2/15/18	1,350,000	1,507,356
Central Iowa Health System, Assured Guaranty	5.000%	2/15/19	1,000,000	1,140,220
Iowa Health System, Assured Guaranty	5.000%	8/15/17	1,000,000	1,102,450
Iowa Health System, Assured Guaranty	5.000%	8/15/18	1,350,000	1,524,987
Iowa Health System, Assured Guaranty	5.000%	8/15/19	1,150,000	1,323,017
Iowa State Finance Authority Midwestern Disaster Area Revenue:
Iowa Fertilizer Co. Project	5.000%	12/1/19	14,525,000	15,357,428
Iowa Fertilizer Co. Project	5.250%	12/1/25	17,290,000	18,773,309

Total Iowa				57,867,878

Kansas - 0.1%
Kansas State Development Finance Authority Revenue, Sisters Leavenworth	5.250%	1/1/25	3,000,000	3,491,460

Kentucky - 0.5%
Kentucky Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health System Inc.	5.250%	6/1/23	1,835,000	2,086,523
Kentucky State Economic Development Finance Authority Revenue, Catholic Health Initiatives	2.700%	11/10/21	11,000,000	11,002,310	(b)(c)

Total Kentucky				13,088,833

Louisiana - 0.7%
East Baton Rouge, LA, Parish Park & Recreation District, GO, AGM	5.000%	5/1/20	500,000	507,755	(a)
Louisiana State Citizens Property Insurance Corp., Assessment Revenue	5.625%	6/1/21	1,830,000	2,071,670
Louisiana State Citizens Property Insurance Corp., Assessment Revenue	5.875%	6/1/23	4,435,000	5,055,634
St. Charles Parish, LA, Gulf Zone Opportunity Zone Revenue, Valero Refining - New Orleans LLC	4.000%	6/1/22	10,000,000	10,901,900	(b)(c)

Total Louisiana				18,536,959

Maryland - 1.0%
Anne Arundel County, MD, GO, Consolidated Solid Waste Projects	5.300%	2/1/17	450,000	451,580	(e)
Maryland State EDC, EDR:
Term Project	5.375%	6/1/25	5,055,000	5,535,983
Transportation Facilities Project	5.125%	6/1/20	5,000,000	5,450,600
Transportation Facilities Project	5.375%	6/1/25	7,500,000	8,213,625

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Maryland - (continued)
Maryland State Health & Higher EFA Revenue, Washington County Hospital	6.000%	1/1/28	$4,000,000	$4,416,200

Total Maryland				24,067,988

Massachusetts - 1.1%
Massachusetts State HEFA Revenue:
Cape Cod Healthcare Obligation Inc., AGM	6.000%	11/15/28	1,500,000	1,788,690
Caregroup Inc.	5.375%	7/1/23	3,500,000	3,907,120
Caregroup Inc.	5.375%	7/1/24	5,500,000	6,135,800
Caregroup Inc.	5.375%	7/1/25	3,570,000	3,982,692
UMass Memorial Health Care Inc.	5.000%	7/1/20	2,500,000	2,776,550
UMass Memorial Medical Center Inc.	5.000%	7/1/19	1,500,000	1,662,900
Massachusetts State, GO, Consolidated Loan	0.470%	1/1/18	8,500,000	8,527,880	(b)

Total Massachusetts				28,781,632

Michigan - 7.1%
Detroit, MI, GO:
District State Aid	5.250%	11/1/24	5,000,000	5,781,250
District State Aid	5.000%	11/1/30	22,325,000	24,293,842
Michigan Finance Authority, Trinity Health Corp.	5.000%	12/1/27	4,500,000	5,193,810
Michigan State Building Authority Revenue, Facilities Program, AGM	5.000%	10/15/26	5,000,000	5,621,450
Michigan State Finance Authority Limited Obligation Revenue, Higher Education, Thomas M Cooley Law School Project	6.250%	7/1/29	7,780,000	8,032,616	(f)
Michigan State Finance Authority Revenue:
Detroit School District	5.500%	6/1/21	15,000,000	17,152,800
Local Government Loan Program, Detroit Water & Sewer	5.000%	7/1/24	11,500,000	13,335,055
Local Government Loan Program, Detroit Water & Sewer, AGM	5.000%	7/1/28	3,660,000	4,166,434
Michigan State Hospital Finance Authority Revenue:
McLaren Health Care Corp.	5.625%	5/15/28	23,690,000	26,670,913
Refunding, Hospital, Sparrow Obligated	5.000%	11/15/19	1,000,000	1,096,080
Michigan State Strategic Fund Ltd. Obligation Revenue:
Detroit Edison	5.500%	8/1/16	5,000,000	5,334,050	(b)(c)
Events Center Project	4.125%	1/1/19	10,000,000	10,071,200	(b)(c)
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.000%	9/1/29	2,000,000	2,500,080	(a)
Wayne County, MI, Airport Authority Revenue:
Detroit Metropolitan Airport	5.000%	12/1/16	7,865,000	8,431,673	(e)
Detroit Metropolitan Airport	5.000%	12/1/17	21,250,000	23,392,850	(e)
Detroit Metropolitan Airport	5.000%	12/1/18	17,000,000	19,000,220	(e)

Total Michigan				180,074,323

Minnesota - 0.7%
Minnesota Agricultural & Economic Development Board Revenue, Essentia Healthcare, AGM	5.000%	2/15/30	5,725,000	6,311,870
St. Cloud, MN, Health Care Revenue, Centracare Health System	5.000%	5/1/25	10,000,000	10,155,100	(a)

Total Minnesota				16,466,970

Missouri - 0.9%
Boone County, MO, Hospital Revenue, Boone Hospital Center	5.750%	8/1/28	9,080,000	10,280,739
Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Iatan Second Project	5.250%	1/1/19	4,485,000	5,068,319

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Missouri - (continued)
Missouri State Environmental Improvement & Energy Resource Authority, Water Pollution State Revolving Funds Programs	5.250%	1/1/16	$1,500,000	$1,505,370
Missouri State Health & EFA Revenue, St. Lukes Episcopal	5.000%	12/1/20	5,070,000	5,421,351

Total Missouri				22,275,779

Nevada - 0.8%
Humboldt County, NV, PCR, Idaho Power Co. Project	5.150%	12/1/24	13,000,000	14,627,600
Reno, NV, Hospital Revenue:
Renown Regional Medical Center Project	5.000%	6/1/15	1,000,000	1,018,610
Renown Regional Medical Center Project	5.000%	6/1/16	1,000,000	1,046,390
Renown Regional Medical Center Project	5.000%	6/1/17	2,190,000	2,338,022

Total Nevada				19,030,622

New Jersey - 5.2%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue:
AGM	5.000%	11/1/26	1,000,000	1,130,800
AGM	5.000%	11/1/27	1,500,000	1,682,895
AGM	5.000%	11/1/29	1,500,000	1,667,085
AGM	5.000%	11/1/31	1,000,000	1,103,570
New Jersey EDA, Water Facilities Revenue:
New Jersey American Water Co.	5.100%	6/1/23	6,075,000	6,865,175	(e)
New Jersey American Water Co.	4.700%	12/1/25	8,000,000	8,622,720	(e)
New Jersey Health Care Facilities Financing Authority Revenue:
Atlanticare Regional Medical Center	5.000%	7/1/15	1,840,000	1,882,154
Atlanticare Regional Medical Center	5.000%	7/1/16	1,350,000	1,431,108
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	13,610,000	14,328,200	(e)
School Facilities Construction	1.640%	3/1/28	20,000,000	19,978,800	(b)
New Jersey State EFA Revenue, University of Medicine & Dentistry	7.125%	12/1/23	3,000,000	3,742,470	(a)
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.375%	6/1/24	19,255,000	21,311,627
New Jersey State Housing & Mortgage Finance Agency, Multi-Family Revenue	5.250%	5/1/23	5,565,000	5,865,621
New Jersey State Transportation Trust Fund Authority	5.250%	6/15/24	7,000,000	8,129,590
New Jersey State Turnpike Authority Revenue	0.520%	1/1/17	10,000,000	10,047,100	(b)
New Jersey State Turnpike Authority Revenue	0.660%	1/1/17	20,000,000	20,097,200	(b)(c)
Passaic Valley, NJ, Sewage Commissioners Sewer System, AMBAC	5.625%	12/1/17	3,095,000	3,105,492

Total New Jersey				130,991,607

New Mexico - 1.3%
Bernalillo County, NM, Gross Receipts Tax Revenue, AMBAC	5.250%	10/1/21	1,100,000	1,322,684
Farmington, NM, PCR, Arizona Public Service Co.	4.700%	9/1/24	27,000,000	29,327,940
New Mexico Finance Authority Revenue, Subordinated Lien, Public Project Revolving Fund, NATL	5.000%	6/15/20	1,490,000	1,584,853

Total New Mexico				32,235,477

New York - 5.9%
Brooklyn Arena, NY, Local Development Corp., Barclays Center Project	6.000%	7/15/30	33,640,000	39,201,701

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
MTA, NY, Revenue	5.250%	11/15/22	$6,000,000	$7,098,300
MTA, NY, Revenue	5.250%	11/15/24	22,995,000	27,148,357
MTA, NY, Revenue	5.000%	11/15/25	5,000,000	5,844,950
Nassau County, NY, Industrial Development Agency, Continuing Care Retirement Community Revenue:
Amsterdam At Harborside	5.875%	1/1/23	1,136,250	1,146,317
Amsterdam At Harborside	2.000%	1/1/49	406,193	4,062
New York City, NY, Industrial Development Agency Revenue, Queens Baseball Stadium, Pilot, AMBAC	5.000%	1/1/19	1,500,000	1,621,410
New York State Dormitory Authority Revenue:
Municipal Health Facility	5.000%	1/15/25	9,150,000	10,145,246
Non-State Supported Debt, North Shore Long Island Jewish Medical Center	5.000%	5/1/21	2,500,000	2,832,075
New York State Dormitory Authority Revenue, State Supported Debt:
Mental Health Services Facilities Improvement	5.000%	2/15/18	4,985,000	5,011,371
Mental Health Services Facilities Improvement	5.000%	2/15/18	15,000	15,079	(a)
New York State Dormitory Authority, State Personal Income Tax Revenue, General Purpose	5.000%	2/15/25	10,000,000	12,188,700
New York State Liberty Development Corp., Liberty Revenue, 3 World Trade Center Project	5.150%	11/15/34	2,500,000	2,660,875	(f)
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations	5.000%	5/1/19	7,000,000	8,014,510
New York State Thruway Authority, State Personal Income Tax Revenue, Transportation	5.000%	3/15/26	1,800,000	2,149,056
Port Authority of New York & New Jersey Revenue	5.000%	9/1/27	5,000,000	5,887,550	(e)
Port Authority of New York & New Jersey Revenue	5.000%	9/1/28	5,000,000	5,864,550	(e)
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	5.000%	12/1/20	4,000,000	4,604,760
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnical Institute	5.000%	9/1/30	3,000,000	3,371,100
Utility Debt Securitization Authority, NY, Revenue, Restructuring	5.000%	12/15/27	3,000,000	3,670,260

Total New York				148,480,229

North Carolina - 1.7%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Carolinas Healthcare	5.000%	1/15/26	2,000,000	2,234,200
North Carolina Eastern Municipal Power Agency, Power Systems Revenue	5.000%	1/1/26	25,250,000	28,510,532
North Carolina Turnpike Authority, Triangle Expressway System Revenue:
Assured Guaranty	5.250%	1/1/25	7,000,000	7,919,100
Assured Guaranty	5.375%	1/1/26	4,590,000	5,224,109

Total North Carolina				43,887,941

Ohio - 2.7%
Jackson, OH, Local School District, Stark & Summit Counties, AGM	5.000%	12/1/18	1,240,000	1,259,927
Ohio State Air Quality Development Authority Revenue:
FirstEnergy Generation Corp.	5.625%	6/1/18	20,000,000	22,289,200
FirstEnergy Generation Corp.	5.700%	8/1/20	9,000,000	10,327,140
FirstEnergy Nuclear Generation Corp.	5.750%	6/1/16	7,500,000	7,961,250	(b)(c)
Ohio State Department of Administrative Services, COP, Administrative Knowledge System, NATL	5.000%	9/1/16	500,000	503,710	(a)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - (continued)
Ohio State Water Development Authority, Pollution Control Facilities Revenue, FirstEnergy Nuclear Generation Corp.	3.375%	7/1/15	$26,650,000	$26,991,386	(b)(c)

Total Ohio				69,332,613

Oregon - 0.6%
Lane & Douglas Counties, OR, School District # 28J Fern Ridge, GO:
Convertible Deferred Interest, School Board Guaranty	0.000%	6/15/30	3,170,000	3,588,630	(b)
Convertible Deferred Interest, School Board Guaranty	0.000%	6/15/36	2,000,000	2,207,020	(b)
Oregon State Department of Administrative Services, COP	5.000%	5/1/29	2,250,000	2,529,923
Oregon State Facilities Authority Revenue, Legacy Health System Project	5.250%	5/1/20	5,000,000	5,887,850

Total Oregon				14,213,423

Pennsylvania - 3.3%
Berks County, PA, Municipal Authority Revenue, Reading Hospital Medical Center	1.540%	7/1/22	7,500,000	7,698,000	(b)(c)
Montgomery County, PA, Higher Education & Health Authority, Hospital Revenue, Abington Memorial Hospital	5.000%	6/1/25	11,000,000	12,329,680
Montgomery County, PA, IDA Revenue:
New Regional Medical Center Project, FHA	5.000%	8/1/24	5,755,000	6,660,607
New Regional Medical Center Project, FHA	5.750%	8/1/30	2,990,000	3,075,634
Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue, PPL Energy Supply LLC	3.000%	9/1/15	20,000,000	20,252,800	(b)(c)
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Revenue:
Philadelphia Biosolids Facility	5.000%	1/1/15	1,560,000	1,560,000
Philadelphia Biosolids Facility	5.375%	1/1/17	2,385,000	2,511,810
Pennsylvania State Higher EFA Revenue, University of Pittsburgh Medical Center	5.000%	5/15/31	9,200,000	10,321,940
Pennsylvania State Turnpike Commission Revenue	1.020%	12/1/21	11,000,000	11,034,210	(b)
Pennsylvania State Turnpike Commission Revenue	5.250%	12/1/31	6,750,000	7,667,865

Total Pennsylvania				83,112,546

Puerto Rico - 0.8%
Puerto Rico Commonwealth, GO, Public Improvement	5.250%	7/1/23	21,315,000	16,466,477
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.000%	8/1/22	4,000,000	3,813,880

Total Puerto Rico				20,280,357

Rhode Island - 0.1%
Providence, RI, Public Building Authority, General Revenue, NATL	5.375%	12/15/21	230,000	230,467
Woonsocket, RI, GO, FGIC	5.375%	10/1/20	2,000,000	2,000,760

Total Rhode Island				2,231,227

South Carolina - 0.1%
South Carolina Jobs, EDA, Hospital Revenue, Anmed Health	5.000%	2/1/22	2,355,000	2,642,522

Tennessee - 4.8%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue	5.000%	12/15/17	2,000,000	2,201,900

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tennessee - (continued)
Memphis-Shelby County, TN, Airport Authority Revenue	5.000%	7/1/19	$2,960,000	$3,351,430	(e)
Memphis-Shelby County, TN, Airport Authority Revenue	5.000%	7/1/20	6,390,000	7,320,576	(e)
Memphis-Shelby County, TN, Airport Authority Revenue	5.000%	7/1/21	4,795,000	5,505,523	(e)
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/19	8,260,000	9,427,056
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/20	31,000,000	35,767,180
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/23	15,000,000	17,504,850
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/24	25,000,000	29,095,000
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/24	6,885,000	8,098,894
Tennessee Housing Development Agency	5.000%	7/1/23	2,210,000	2,314,047	(e)

Total Tennessee				120,586,456

Texas - 11.3%
Austin, TX, Airport Systems Revenue	5.000%	11/15/26	1,000,000	1,187,400	(e)(h)
Austin, TX, Airport Systems Revenue	5.000%	11/15/28	1,500,000	1,759,935	(e)(h)
Austin, TX, Airport Systems Revenue	5.000%	11/15/29	3,000,000	3,500,310	(e)(h)
Austin, TX, Airport Systems Revenue	5.000%	11/15/30	2,730,000	3,172,642	(e)(h)
Galveston, TX, Wharves & Terminal Revenue	5.000%	2/1/22	2,055,000	2,292,332
Galveston, TX, Wharves & Terminal Revenue	5.000%	2/1/26	2,000,000	2,178,700
Gulf Coast, TX, IDA Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	3,000,000	3,191,490	(e)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Memorial Hermann Healthcare System	0.640%	6/1/18	1,000,000	1,004,960	(b)
Memorial Hermann Healthcare System	0.740%	6/1/19	2,250,000	2,266,110	(b)
Memorial Hermann Healthcare System	0.790%	6/1/20	2,000,000	2,011,160	(b)
Memorial Hermann Healthcare System	0.870%	6/1/21	3,710,000	3,729,663	(b)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.375%	11/15/28	11,000,000	12,437,260
Harris County, TX, GO, Capital Appreciation, Refunding, Permanent Improvement, NATL	0.000%	10/1/17	1,000,000	973,610
Harris County, TX, Houston Sports Authority Revenue:
NATL	5.250%	11/15/16	1,125,000	1,128,510
NATL	5.750%	11/15/19	3,000,000	3,010,290
Senior Lien, AGM	5.000%	11/15/25	9,000,000	10,746,450
Harris County, TX, Industrial Development Corp., Solid Waste Disposal Revenue, Deer Park Refining Project	4.700%	5/1/18	46,250,000	48,965,800
Harris County, TX, Revenue, Toll Road	0.630%	8/15/15	30,000,000	30,009,900	(b)(c)
Houston, TX, Airport Systems Revenue:
Senior Lien	5.000%	7/1/26	8,215,000	9,271,696
Senior Lien	5.125%	7/1/27	11,180,000	12,669,735
Houston, TX, Utility System Revenue:
Combined First Lien	5.000%	5/15/27	5,000,000	6,046,400
Combined First Lien	5.000%	5/15/28	5,000,000	6,014,000
Limestone County, TX, Public Facility Corp. Revenue, County Jail Project	5.000%	11/1/19	2,030,000	2,072,650
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue:
Southwest Airlines Co. Project	5.000%	11/1/20	3,700,000	4,243,271	(e)
Southwest Airlines Co. Project	5.000%	11/1/21	8,780,000	10,100,600	(e)
Southwest Airlines Co. Project	5.000%	11/1/22	2,205,000	2,526,798	(e)
North Forest, TX, ISD, ACA	6.500%	8/15/17	1,230,000	1,403,725
North Texas Tollway Authority Revenue:
NATL	5.125%	1/1/28	18,000,000	19,584,360
System Second Tier	5.000%	1/1/31	4,000,000	4,555,080

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
SA Energy Acquisition, PFC, TX, Gas Supply Revenue	5.500%	8/1/21	$2,000,000	$2,357,400
Sabine River Authority, Texas PCR, Southwestern Electric Power Co., NATL	4.950%	3/1/18	13,000,000	14,375,790
Tarrant County, TX, Health Facilities Development Corp., Health System Revenue, Original Issue Discount, FGIC	5.000%	9/1/15	320,000	330,186	(i)
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.625%	12/15/17	5,760,000	6,256,166
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.250%	12/15/18	3,650,000	4,127,055
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	24,270,000	30,226,343
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/18	4,000,000	4,535,480
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/19	5,000,000	5,771,150
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/20	5,750,000	6,659,420

Total Texas				286,693,827

U.S. Virgin Islands - 0.4%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan	5.000%	10/1/25	3,560,000	3,948,325
Matching Fund Loan	6.625%	10/1/29	5,000,000	5,784,800

Total U.S. Virgin Islands				9,733,125

Utah - 0.0%
Provo, UT, Electric Revenue	10.125%	4/1/15	140,000	143,282	(i)
Provo, UT, Electric Revenue, NATL	10.125%	4/1/15	150,000	153,516	(i)

Total Utah				296,798

Vermont - 0.5%
Vermont State Student Assistance Corp., Education Loan Revenue, Vermont Student Assistance Corporation	1.735%	6/1/22	13,498,442	13,541,907	(b)(e)

Virginia - 1.0%
Pittsylvania County, VA, GO	5.600%	2/1/25	1,330,000	1,547,335
Virginia State Resources Authority Infrastructure Revenue, Senior, Pooled Financing Program	5.000%	11/1/19	1,175,000	1,321,029
Virginia State Small Business Financing Authority Revenue:
Elizabeth River Crossings OpCo LLC Project	5.000%	1/1/24	1,760,000	1,960,728	(e)
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/24	2,900,000	3,230,745	(e)
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/25	3,875,000	4,289,819	(e)
Elizabeth River Crossings OpCo LLC Project	5.000%	1/1/26	3,290,000	3,623,902	(e)
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/26	4,700,000	5,177,003	(e)
Washington County, VA, IDA Hospital Facilities Revenue, Mountain States Health Alliance	7.250%	7/1/19	4,195,000	4,453,580

Total Virginia				25,604,141

Washington - 0.9%
King County, WA, Public Hospital District, GO	5.250%	12/1/28	6,725,000	7,480,285
Port of Seattle, WA, Revenue	5.000%	9/1/24	2,300,000	2,641,205	(e)
Washington State Health Care Facilities Authority Revenue:
Central Washington Health Services Association	6.750%	7/1/29	7,080,000	8,274,042

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Washington - (continued)
Multicare Health System	5.750%	8/15/29	$3,000,000	$3,520,290

Total Washington				21,915,822

West Virginia - 0.8%
West Virginia Higher Education Policy Commission Revenue, Higher Education Facilities	5.000%	4/1/26	6,440,000	7,437,298
West Virginia State Hospital Finance Authority Revenue, AGM	5.375%	6/1/28	6,000,000	6,514,020
West Virginia State Hospital Finance Authority, Hospital Revenue, United Health Systems	5.250%	6/1/29	5,785,000	6,474,977

Total West Virginia				20,426,295

Wisconsin - 1.4%
Central Brown County, WI, Water Authority System Revenue	5.000%	11/1/31	2,510,000	2,938,783
Central Brown County, WI, Water Authority System Revenue	5.000%	11/1/32	2,000,000	2,330,540
Central Brown County, WI, Water Authority System Revenue	5.000%	11/1/33	2,000,000	2,317,660
Central Brown County, WI, Water Authority System Revenue	5.000%	11/1/34	2,000,000	2,308,500
Milwaukee County, WI, Airport Revenue	4.000%	12/1/21	1,700,000	1,847,220	(e)
Milwaukee County, WI, Airport Revenue	5.000%	12/1/22	1,345,000	1,527,140	(e)
Milwaukee County, WI, Airport Revenue	5.000%	12/1/23	1,000,000	1,134,420	(e)
Sheboygan, WI, PCR, Wisconsin Power Convention, FGIC	5.000%	9/1/15	2,610,000	2,687,491
Wisconsin State General Fund Annual Appropriation Revenue	5.375%	5/1/25	10,000,000	11,578,300
Wisconsin State HEFA Revenue, Children’s Hospital	5.500%	8/15/29	5,950,000	6,837,800

Total Wisconsin				35,507,854

Wyoming - 0.6%
Sweetwater County, WY, PCR, Idaho Power Co. Project	5.250%	7/15/26	14,000,000	16,040,080

TOTAL MUNICIPAL BONDS (Cost - $2,181,585,580)				2,386,629,409

			SHARES
STATUTORY TRUST CERTIFICATES - 0.0%
CMS Liquidating Trust (Cost - $989,420)			200	578,000	(f)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,182,575,000)				2,387,207,409

			FACE AMOUNT
SHORT-TERM INVESTMENTS - 5.7%
California - 0.3%
California State Health Facilities Financing Authority Revenue, St. Joseph Health Systems, LOC - Wells Fargo Bank N.A.	0.010%	7/1/41	$4,900,000	4,900,000	(k)(l)
California Statewide CDA Revenue, Rady Children’s Hospital, LOC - Northern Trust Co.	0.020%	8/15/36	1,700,000	1,700,000	(k)(l)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
California Statewide CDA, MFH Revenue, Phoenix Terrace Apartments, FNMA, LIQ - FNMA	0.050%	3/15/32	$150,000	$150,000	(e)(f)(k)(l)

Total California				6,750,000

Colorado - 0.0%
Colorado Educational & Cultural Facilities Authority Revenue, Four Community Hillel House, National Jewish Federation, LOC - JPMorgan Chase	0.030%	5/1/38	500,000	500,000	(k)(l)

Florida - 0.2%
Florida Housing Finance Corp., Multi-Family Mortgage Revenue, Cutler Riverside Preservation Apartments, LIQ - FHLMC	0.060%	6/1/48	2,300,000	2,300,000	(e)(k)(l)
Miami-Dade County, FL, IDA, Professional Modification, AAR Aircraft Services Inc., LOC - Wells Fargo Bank N.A.	0.070%	8/1/18	695,000	695,000	(e)(k)(l)
North Broward, FL, Hospital District Revenue, NATL, LOC - Wells Fargo Bank N.A.	0.040%	1/15/27	2,250,000	2,250,000	(k)(l)

Total Florida				5,245,000

Illinois - 0.3%
Illinois State Finance Authority Revenue, Northwestern Memorial Hospital - A-2	0.030%	8/15/42	100,000	100,000	(k)(l)
Illinois State Health Facilities Authority Revenue, Evanston Hospital Corp., SPA - Wells Fargo Bank N.A.	0.030%	6/1/35	6,987,000	6,987,000	(k)(l)

Total Illinois				7,087,000

Indiana - 0.1%
St. Joseph County, IN, Educational Facilities Revenue, University of Notre Dame Du Lac, LIQ - Northern Trust Co.	0.020%	3/1/40	1,700,000	1,700,000	(k)(l)

Massachusetts - 0.2%
Massachusetts State HEFA Revenue, Partners Healthcare Systems, SPA - JPMorgan Chase	0.010%	7/1/27	5,800,000	5,800,000	(k)(l)

Minnesota - 0.1%
Rochester, MN, Health Care Facilities Revenue, Mayo Clinic, SPA - Northern Trust Co.	0.010%	11/15/38	2,100,000	2,100,000	(k)(l)

Missouri - 0.1%
Missouri State HEFA Revenue, St. Louis University, SPA - U.S. Bank NA	0.030%	10/1/24	1,200,000	1,200,000	(k)(l)
Missouri State HEFA, Educational Facilities Revenue, St. Louis University, LOC - Bank of America N.A.	0.010%	10/1/35	295,000	295,000	(k)(l)

Total Missouri				1,495,000

Nevada - 0.4%
Las Vegas Valley, NV, Water District, GO:
Water Improvement, SPA - Dexia Credit Local	0.100%	6/1/36	8,500,000	8,500,000	(k)(l)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Nevada - (continued)
Water Improvement, SPA - Dexia Credit Local	0.100%	6/1/36	$800,000	$800,000	(k)(l)

Total Nevada				9,300,000

New Hampshire - 0.1%
New Hampshire State Business Finance Authority, Lonza Biologies Inc. Project, LOC - Landesbank Hessen-Thuringen	0.170%	11/1/20	3,600,000	3,600,000	(e)(k)(l)

New Jersey - 0.1%
New Jersey State Health Care Facilities Financing Authority Revenue, Virtua Health Inc., LOC - Wells Fargo Bank N.A.	0.030%	7/1/33	2,700,000	2,700,000	(k)(l)

New York - 1.7%
New York City, NY, GO:
AGM, SPA - Dexia Credit Local	0.160%	11/1/26	850,000	850,000	(k)(l)
LIQ - Dexia Credit Local	0.160%	4/1/35	5,700,000	5,700,000	(k)(l)
SPA - Dexia Credit Local	0.160%	8/1/28	5,500,000	5,500,000	(k)(l)
New York City, NY, HDC, MFH Revenue, LIQ - JPMorgan Chase	0.030%	5/1/18	200,000	200,000	(k)(l)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution, SPA - Dexia Credit Local	0.110%	6/15/32	6,300,000	6,300,000	(k)(l)
SPA - Dexia Credit Local	0.160%	6/15/32	3,700,000	3,700,000	(k)(l)
New York City, NY, TFA Revenue:
Future Tax Secured, SPA - Dexia Credit Local	0.160%	8/1/22	3,300,000	3,300,000	(k)(l)
Future Tax Secured, SPA - Dexia Credit Local	0.160%	8/1/23	3,150,000	3,150,000	(k)(l)
New York City Recovery Project Revenue, SPA - Royal Bank of Canada	0.030%	11/1/22	1,000,000	1,000,000	(k)(l)
New York City Recovery Project Revenue, Subordinated, LIQ - Dexia Credit Local	0.160%	11/1/22	4,600,000	4,600,000	(k)(l)
New York State Housing Finance Agency Revenue:
Gotham West Housing, LOC - Wells Fargo Bank N.A.	0.010%	5/1/45	2,600,000	2,600,000	(k)(l)
Gotham West Housing, LOC - Wells Fargo Bank N.A.	0.010%	5/1/45	1,800,000	1,800,000	(k)(l)
Triborough Bridge & Tunnel Authority, NY, Revenues:
LOC - U.S. Bank N.A.	0.020%	1/1/33	385,000	385,000	(k)(l)
LOC - U.S. Bank N.A.	0.020%	11/1/35	1,445,000	1,445,000	(k)(l)
Westchester County, NY, Industrial Development Agency, Civic Facility Revenue, Northern Westchester Hospital Association, LOC - TD Bank N.A.	0.030%	11/1/24	1,600,000	1,600,000	(k)(l)

Total New York				42,130,000

North Carolina - 0.9%
Charlotte, NC, COP, 2003 Governmental Facilities Project, LIQ - Wells Fargo Bank N.A.	0.030%	6/1/33	2,500,000	2,500,000	(k)(l)
Charlotte, NC, Water & Sewer System Revenue, SPA - Wells Fargo Bank N.A.	0.030%	7/1/27	4,750,000	4,750,000	(k)(l)
North Carolina Capital Facilities Finance Agency Revenue, Triangle Aquatic Center Project, LOC - Wells Fargo Bank N.A.	0.040%	8/1/28	390,000	390,000	(k)(l)
North Carolina Medical Care Commission, Health Care Facilities Revenue, Novant Health Group, SPA - JPMorgan Chase	0.020%	11/1/34	200,000	200,000	(k)(l)
Raleigh, NC, Combined Enterprise System Revenue, SPA - Wells Fargo Bank N.A.	0.010%	3/1/35	4,600,000	4,600,000	(k)(l)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - (continued)
Raleigh, NC, COP, Downtown Improvement Project, SPA - Wells Fargo Bank N.A.	0.010%	2/1/34	$9,800,000	$9,800,000	(k)(l)

Total North Carolina				22,240,000

Oregon - 0.1%
Oregon State Health Housing, Educational & Cultural Facilities Authority Revenue, PeaceHealth, LOC - U.S. Bank N.A.	0.010%	12/1/15	275,000	275,000	(k)(l)
Oregon State, GO:
Veterans Welfare, SPA - U.S. Bank N.A.	0.030%	6/1/41	1,440,000	1,440,000	(k)(l)
Veterans Welfare, SPA - U.S. Bank N.A.	0.030%	12/1/41	100,000	100,000	(k)(l)

Total Oregon				1,815,000

Pennsylvania - 0.6%
Bucks County, PA, St. Mary Hospital Authority, Catholic Health, SPA - Landesbank Hessen-Thurigen	0.010%	3/1/32	10,200,000	10,200,000	(k)(l)
Mercer County, PA, GO	0.080%	10/1/31	4,260,000	4,260,000	(k)(l)
Pennsylvania State Housing Finance Agency, Single-Family Mortgage Revenue	0.040%	4/1/26	1,900,000	1,900,000	(e)(k)(l)

Total Pennsylvania				16,360,000

Texas - 0.2%
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Methodist Hospital	0.030%	12/1/27	500,000	500,000	(k)(l)
Rockwall, TX, ISD, GO, School Building, PSFG, SPA - Dexia Credit Local	0.040%	8/1/37	5,230,000	5,230,000	(k)(l)

Total Texas				5,730,000

Vermont - 0.3%
Vermont State Housing Finance Agency Revenue:
AGM	0.060%	5/1/37	5,500,000	5,500,000	(e)(k)(l)
Multiple Purpose, SPA - Bank of New York Mellon	0.060%	11/1/37	3,100,000	3,100,000	(e)(k)(l)

Total Vermont				8,600,000

Washington - 0.0%
Vancouver, WA, Housing Authority Revenue, LIQ - FHLMC	0.030%	12/1/38	1,000,000	1,000,000	(k)(l)

TOTAL SHORT-TERM INVESTMENTS (Cost - $144,152,000)				144,152,000

TOTAL INVESTMENTS - 100.2% (Cost - $2,326,727,000#)				2,531,359,409
Liabilities in Excess of Other Assets - (0.2)%				(5,145,232)

TOTAL NET ASSETS - 100.0%				$2,526,214,177

(a)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Maturity date shown represents the mandatory tender date.

(d)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(g)	The maturity principal is currently in default as of December 31, 2014.

(h)	Security is purchased on a when-issued basis.

(i)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(j)	The coupon payment on these securities is currently in default as of December 31, 2014.

(k)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(l)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

Abbreviations used in this schedule:

ACA	— American Capital Assurance - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GO	— General Obligation
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PFC	— Public Facilities Corporation
PSFG	— Permanent School Fund Guaranty
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate-Term Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Municipal bonds	—	$2,386,629,409	—	$2,386,629,409
Statutory trust certificates	—	578,000	—	578,000

Total long-term investments	—	$2,387,207,409	—	$2,387,207,409

Short-term investments†	—	144,152,000	—	144,152,000

Total investments	—	$2,531,359,409	—	$2,531,359,409

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Futures contracts	$1,625,748	—	—	$1,625,748

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At December 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$213,495,216
Gross unrealized depreciation	(8,862,807)

Net unrealized appreciation	$204,632,409

At December 31, 2014, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Long-Term Bonds	831	3/15	$118,505,690	$120,131,438	$(1,625,748)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date: February 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date: February 25, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: February 25, 2015